UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                          811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Intermediate Municipal Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
33	Financial Highlights
34	Notes to Financial Statements
42	Information About the Review and Approval
of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2008, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked sharp declines in virtually all areas of the financial markets, including municipal bonds. According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.The governments and central banks of major industrialized nations have responded with massive interventions, including nationalizing some troubled financial institutions, providing loans to others and guaranteeing certain financial instruments. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk. We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through November 30, 2008, as provided by Douglas Gaylor, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2008, Dreyfus Intermediate Municipal Bond Fund achieved a total return of –3.15% .1 The Barclays Capital 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.59% for the same period.2 In addition the average total return for all funds reported in the Lipper Intermediate Municipal Debt Funds category was –3.70. 3

A financial crisis and economic slowdown produced heightened volatility during the reporting period among many asset classes, including municipal bonds.The fund produced lower returns than its benchmark, primarily due to its emphasis on bonds toward the longer end of the intermediate-term maturity spectrum, and modestly higher returns than its Lipper category average.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to“discount”bonds,which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds: Caught in the Credit Crisis

A credit crisis originating in the sub-prime mortgage market sent shockwaves throughout the financial markets before the reporting period began, as highly leveraged institutional investors were forced by sub-prime related losses to sell their more liquid and creditworthy holdings, including municipal bonds.These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. economy.

By the time the reporting period began, aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and the Fed’s participation in the rescue of a major investment bank seemed to have had an impact in preventing further economic deterioration. However, the resulting period of relative calm was short-lived, as renewed uncertainty regarding the magnitude of sub-prime related losses and the bankruptcy of another investment bank wreaked havoc on the global banking system in September 2008. The U.S. government responded by enacting a $700 billion rescue package.At the same time, the Fed and central banks around the world implemented a coordinated rate cut in an attempt to stem global turmoil, and financial markets appeared to stabilize by the reporting period’s end.

In addition to forced sales by highly leveraged institutional investors, municipal bonds were hurt when monoline insurers incurred massive sub-prime losses, causing investors to question the value of municipal bond insurance. As a result, many insured bonds began to trade at lower levels commensurate with their underlying credit characteristics. Finally, the slumping economy put pressure on state and local budgets, further depressing investor sentiment.

Longer-Than-Average Duration Hampered Fund Returns

While the fund benefited from our emphasis on intermediate-term municipal bonds with sound credit and liquidity profiles, the fund’s modestly long average duration detracted from relative performance when volatility proved to be more severe among longer-term bonds. On the other hand, the fund generally benefited from our efforts later in the reporting period to purchase bonds that, in our view, were punished too severely during the downturn. We identified a number of opportunities to acquire out-of-favor credits backed by revenues from housing projects and airport facilities, and these new purchases already had gained value by the reporting period’s end.

Whenever possible, we have attempted to replace the fund’s lower-rated holdings with bonds offering better credit profiles. However, the process of upgrading the fund’s portfolio has been slow due to limited market liquidity, and some existing corporate-backed holdings have remained at depressed price levels.

Staying Cautious in a Volatile Market

The economic downturn and financial crisis have persisted, and we have maintained a generally cautious investment posture.We currently intend to maintain our focus on relatively liquid, income-oriented municipal bonds with strong credit profiles and intermediate-term maturities.

December 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 3.85
Ending value (after expenses)	$968.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

Expenses paid per $1,000†	$ 3.95
Ending value (after expenses)	$1,021.16

† Expenses are equal to the fund’s annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.1%	Rate (%)	Date	Amount ($)		Value ($)

Alabama—.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA, Inc.)	5.00	10/1/22	5,000,000		4,699,550
Huntsville Health Care Authority,
Revenue (Insured; MBIA, Inc.)	5.00	6/1/13	1,600,000		1,608,512
Alaska—3.3%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000		2,683,776
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000		1,707,529
Alaska Student Loan Corporation,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/10	6,380,000	[a]	6,688,856
Anchorage,
Electric Utility Revenue
(Insured; MBIA, Inc.)	6.50	12/1/09	2,910,000		3,054,540
Anchorage,
GO (Schools) (Insured; FGIC)	5.88	12/1/10	2,365,000	[a]	2,548,311
Anchorage,
GO (Schools) (Insured; FGIC)	5.88	12/1/10	1,500,000	[a]	1,616,265
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000	[a]	5,016,509
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,385,000	[a]	1,442,256
Arizona—2.4%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000		11,208,591
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,645,000		3,249,773
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue (Salt River Project)	5.00	1/1/24	4,000,000		3,978,880

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California—6.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	1,000,000		866,610
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	[b]	847,519
California,
GO (Various Purpose)	5.00	11/1/22	3,000,000		2,856,090
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000		2,483,675
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000		3,063,780
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		2,806,050
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000		4,062,850
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000		3,256,890
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000		2,494,350
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		2,885,454
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		2,872,120
Clovis Unified School District,
GO (Insured; FGIC)	0.00	8/1/22	10,415,000	[b]	4,721,224
Coast Community College District,
GO (Insured; MBIA, Inc.)	0.00	8/1/20	1,855,000	[b]	997,044
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000		3,339,911
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000		1,859,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; MBIA, Inc.)	4.88	7/1/22	2,890,000		2,428,611
Sacramento City Unified School
District, GO (Insured; FSA)	0.00	7/1/23	5,065,000	[b]	2,169,441
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000		3,147,938
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,300,000		1,763,571
Colorado—1.4%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		5,320,728
Colorado Springs School District
Number 11, GO Improvement Bonds	6.25	12/1/09	1,000,000		1,049,350
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/10	2,000,000		2,162,000
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000		2,258,994
Connecticut—.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000	[c]	987,260
District of Columbia—1.4%
District of Columbia,
GO (Insured; MBIA, Inc.)	6.00	6/1/12	3,280,000		3,568,378
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; FSA)	5.25	7/15/18	2,000,000		2,016,120
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000		2,487,559

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

District of Columbia (continued)
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,577,168
Florida—17.1%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	3,325,000	2,910,306
Brevard County,
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000	1,109,468
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.50	7/1/11	4,715,000 [a]	5,158,729
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program—Florida
Universities) (Insured; MBIA, Inc.)	5.50	10/1/16	4,285,000	4,364,058
Clay County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	4.85	10/1/11	255,000	256,793
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,227,734
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,513,265
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	1,975,100
Dade County,
Water and Sewer System Revenue
(Insured; FGIC)	6.25	10/1/11	2,115,000	2,288,493
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,455,675
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,557,125
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,704,878

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	1,948,170
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	1,984,123
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,202,050
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,877,454
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund—
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,670,925
Florida Water Pollution Control
Financing Corporation, Water PCR	5.25	1/15/21	2,545,000	2,611,501
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA, Inc.)	5.00	7/1/22	1,155,000	1,172,048
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,479,252
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA, Inc.)	5.00	7/1/16	2,625,000	2,705,561
Indian River County,
GO (Insured; MBIA, Inc.)	5.00	7/1/20	2,265,000	2,292,724
Indian Trace Development District,
Water Management Special
Benefit Assessment Bonds
(Insured; MBIA, Inc.)	5.00	5/1/20	1,500,000	1,348,320
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,582,185
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,582,185

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Jacksonville,
Guaranteed Entitlement Improvement
Revenue (Insured; FGIC)	5.38	10/1/16	3,080,000	3,251,371
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,403,575
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,465,000	2,972,381
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,636,975
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,122,542
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,568,502
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,320,721
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,199,636
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/17	5,000,000	5,298,100
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,150,150
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,022,850
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	630,000 [a]	650,210

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; MBIA, Inc.)	6.25	10/1/11	1,770,000	1,968,682
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	2,403,420
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,883,053
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,213,400
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
MBIA, Inc.)	5.00	12/1/19	1,230,000	1,155,032
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,042,660
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; FGIC)	5.00	7/1/15	1,000,000	1,003,020
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,045,800
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,465,221
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,226,960
Georgia—3.5%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,709,299
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,830,761

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Georgia (continued)
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000		5,303,900
Georgia,
GO	5.00	7/1/24	10,000,000		10,128,800
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
MBIA, Inc.)	5.25	11/1/16	5,000,000		5,279,100
Hawaii—.3%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,115,000		2,078,157
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000		1,414,127
Illinois—2.3%
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000		6,800,299
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000		1,322,464
Cook County Community High School
District Number 219, GO
(Insured; FSA)	5.00	12/1/24	2,020,000		1,987,215
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/10	4,850,000	[a]	5,217,436
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA, Inc.)	0/5.55	6/15/21	2,500,000	[d]	2,094,375
Indiana—.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000		1,010,310

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas—2.4%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000	5,064,100
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,397,542
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	9,585,222
Kentucky—1.5%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,149,760
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; MBIA, Inc.)	5.25	9/1/18	5,000,000	5,349,050
Kentucky Municipal Power Agency,
Power System Revenue (Praire
State Project) (Insured; MBIA,
Inc.)	5.25	9/1/19	2,000,000	2,006,800
Maine—1.0%
Jay,
SWDR (International Paper
Company Projects)	4.90	11/1/17	5,780,000	4,268,761
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	3,480,941
Maryland—.2%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	779,610
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	958,537

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—1.3%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	4,824,780
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	5,000,000	4,875,950
Michigan—2.9%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	4,836,950
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	3,770,000	3,427,533
Dickinson County Economic
Development Corporation, EIR
(International Paper Company
Project)	5.75	6/1/16	2,000,000	1,723,700
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,168,150
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,567,410
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,537,575
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000 [a]	3,609,222
Minnesota—2.1%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	4,541,100
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	7,793,550
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	2,391,480

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	795,000
Mississippi—.7%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	4,910,300
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	2,811,104
Nevada—1.2%
Clark County School District,
GO (Limited Tax)	5.00	6/15/25	5,000,000	4,862,750
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	3,844,550
New Hampshire—.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	3,909,056
New Jersey—3.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,557,830
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA, Inc.)	5.25	6/1/19	5,000,000	4,901,200
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/15	3,300,000	2,934,393
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	873,180

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,919,574
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,019,191
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,810,000	2,936,759
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	5,000,000	4,807,900
New Mexico—1.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,547,340
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,002,085
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	7,240,575
New York—5.2%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.79	9/1/15	3,000,000 [e]	2,306,040
New York City,
GO	5.00	8/1/18	5,000,000	5,090,550
New York City,
GO	5.00	4/1/20	2,500,000	2,459,075
New York City,
GO	5.00	4/1/22	5,110,000	4,909,995
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	4,130,000	4,319,980
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	746,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,600,052
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue Bonds	5.50	4/1/12	3,950,000	4,261,576
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,217,300
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,018,760
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P. Facility)	5.45	11/15/12	2,000,000	1,820,420
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	3,000,000	2,301,600
North Carolina—2.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,065,310
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,236,216
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	888,840
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	974,975
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,672,359

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,415,800
Ohio—3.0%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,413,750
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation
Bonds	5.00	12/1/23	2,075,000	2,057,923
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,548,345
Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,180,740
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured; CIFG)	5.25	5/1/16	3,230,000 [a]	3,577,774
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,130,000	3,958,275
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	3,604,938
Oregon—1.3%
Port of Portland,
Revenue (Portland
International Airport)
(Insured; FGIC)	5.00	7/1/12	3,800,000	3,716,286
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,173,950
Pennsylvania—5.6%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA, Inc.)	5.75	1/1/11	5,000,000	5,052,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	1,890,280
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,022,080
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	895,000	774,175
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,652,400
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,319,369
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	1,627,002
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	1,420,000 [b]	1,285,867
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,255,150
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,908,953
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,685,054
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,580,000	2,233,429
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000 [a]	1,643,224
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	540,535

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Rhode Island—.5%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Banks)	5.50	11/15/09	735,000	755,440
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	2,986,704
South Carolina—3.3%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,158,340
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	4,894,900
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	4,887,650
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,124,012
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	5,000,000	4,787,850
Tennessee—.5%
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.20	7/1/10	1,680,000	1,709,702
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.30	7/1/11	1,980,000	2,006,116

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas—8.8%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,626,329
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	929,002
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,241,512
Bexar County,
Revenue (Venue Project)
(Insured; MBIA, Inc.)	5.75	8/15/10	5,000,000 [a]	5,318,100
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000	1,515,520
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,317,960
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	4,888,700
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,136,366
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,736,211
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	5,000,000	5,015,900
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA, Inc.)	5.25	5/15/12	2,750,000	2,930,730

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,024,680
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	4,200,000	4,192,650
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	2,935,680
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,211,310
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	4,964,050
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA, Inc.)	5.75	2/15/14	5,000,000	5,612,650
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	5,260,000	5,506,694
White Settlement Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/22	2,535,000	2,545,165
Utah—1.7%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	2,500,000	2,600,925
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,081,245
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	7,026,180

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Virginia—1.8%
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,084,969
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/12	3,000,000 [a]	3,142,500
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000	2,520,830
Virginia Port Authority,
Commonwealth
Port Fund Revenue	5.00	7/1/19	4,415,000	4,059,328
Washington—3.2%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	4,941,150
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,141,200
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA, Inc.)	5.25	12/1/20	2,360,000	2,395,778
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	4,827,850
Port of Tacoma,
Limited Tax GO (Insured; FSA)	5.00	12/1/20	3,025,000	3,076,516
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000	52,053
Washington,
GO	5.75	10/1/12	15,000	16,163
Washington,
GO	5.75	10/1/12	1,895,000	1,996,989

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	1,915,000	1,794,527
West Virginia—.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	2,931,766
Wisconsin—.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,775,485
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty)	5.00	7/1/19	2,950,000	2,971,270
U.S. Related—2.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,300,000 [a]	4,532,200
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,298,115
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	2,500,000	2,631,875
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,545,530
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.25	7/1/12	2,440,000	2,463,863
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	480,721

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	1,800,000
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	770,000	788,503

Total Investments (cost $776,054,473)			99.1%	747,586,870
Cash and Receivables (Net)			.9%	6,900,523
Net Assets			100.0%	754,487,393

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, this security amounted to $987,260 or 0.1% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate security—interest rate subject to periodic change.

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	49.4
AA		Aa		AA	28.1
A		A		A	9.8
BBB		Baa		BBB	8.9
BB		Ba		BB	2.2
Not Rated [f]		Not Rated [f]		Not Rated [f]	1.6
					100.0

†	Based on total investments.
f	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 29

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	776,054,473	747,586,870
Interest receivable		12,550,339
Receivable for investment securities sold		4,725,940
Receivable for shares of Common Stock subscribed		7,261
Prepaid expenses		101,496
		764,971,906

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		435,003
Cash overdraft due to Custodian		5,101,765
Bank loan payable—Note 2		4,700,000
Payable for shares of Common Stock redeemed		160,839
Interest payable—Note 2		2,101
Accrued expenses		84,805
		10,484,513

Net Assets ($)		754,487,393

Composition of Net Assets ($):
Paid-in capital		792,638,646
Accumulated undistributed investment income—net		197,210
Accumulated net realized gain (loss) on investments		(9,880,860)
Accumulated net unrealized appreciation
(depreciation) on investments		(28,467,603)

Net Assets ($)		754,487,393

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		60,550,982
Net Asset Value, offering and redemption price per share ($)		12.46

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	18,783,690
Expenses:
Management fee—Note 3(a)	2,396,738
Shareholder servicing costs—Note 3(b)	447,002
Interest and expense related to
floating rate notes issued—Note 4	120,394
Professional fees	42,251
Custodian fees—Note 3(b)	36,227
Directors’ fees and expenses—Note 3(c)	30,705
Prospectus and shareholders’ reports	21,934
Registration fees	14,295
Loan commitment fees—Note 2	3,643
Interest expense—Note 2	3,212
Miscellaneous	36,087
Total Expenses	3,152,488
Less—reduction in management fee due to undertaking—Note 3(a)	(33,418)
Less—reduction in fees due to earnings credits—Note 1(b)	(12,324)
Net Expenses	3,106,746
Investment Income—Net	15,676,944

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,176,392)
Net unrealized appreciation (depreciation) on investments	(38,517,574)
Net Realized and Unrealized Gain (Loss) on Investments	(41,693,966)
Net (Decrease) in Net Assets Resulting from Operations	(26,017,022)

See notes to financial statements.

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008

Operations ($):
Investment income—net	15,676,944	29,732,141
Net realized gain (loss) on investments	(3,176,392)	(2,603,413)
Net unrealized appreciation
(depreciation) on investments	(38,517,574)	(3,486,477)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(26,017,022)	23,642,251

Dividends to Shareholders from ($):
Investment income—net	(15,565,059)	(29,648,351)

Capital Stock Transactions ($):
Net proceeds from shares sold	13,993,887	35,360,473
Net assets received in connection
with reorganization—Note 1	—	149,771,860
Dividends reinvested	11,522,475	22,124,544
Cost of shares redeemed	(60,806,314)	(103,939,160)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(35,289,952)	103,317,717
Total Increase (Decrease) in Net Assets	(76,872,033)	97,311,617

Net Assets ($):
Beginning of Period	831,359,426	734,047,809
End of Period	754,487,393	831,359,426
Undistributed investment income—net	197,210	85,325

Capital Share Transactions (Shares):
Shares sold	1,094,102	2,682,691
Shares issued in connection with
reorganization—Note 1	—	11,323,321
Shares issued for dividends reinvested	905,037	1,683,655
Shares redeemed	(4,799,578)	(7,894,270)
Net Increase (Decrease) in Shares Outstanding	(2,800,439)	7,795,397

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	13.12	13.21	13.18	13.51	13.28	13.91
Investment Operations:
Investment income—net[a]	.25	.50	.49	.49	.50	.52
Net realized and unrealized
gain (loss) on investments	(.66)	(.09)	.03	(.33)	.23	(.63)
Total from Investment Operations	(.41)	.41	.52	.16	.73	(.11)
Distributions:
Dividends from investment
income—net	(.25)	(.50)	(.49)	(.49)	(.50)	(.52)
Net asset value, end of period	12.46	13.12	13.21	13.18	13.51	13.28

Total Return (%)	(3.15)[b]	3.16	4.03	1.23	5.59	(.81)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[c]	.81	.80	.74	.73	.74
Ratio of net expenses
to average net assets	.78[c]	.79	.80[d]	.74[d]	.73[d]	.74
Ratio of net investment income
to average net assets	3.92[c]	3.81	3.72	3.70	3.70	3.86
Portfolio Turnover Rate	17.27[b]	28.89	23.87	28.51	37.33	35.07

Net Assets, end of period
($ x 1,000)	754,487	831,359	734,048	789,377	873,038	904,217

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on December 3, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Dreyfus Florida Intermediate Municipal Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received shares of the fund, in each case in an equal amount to the aggregate net asset value of their investment in the Acquired Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business December 3, 2007, after the reorganization was $13.23, and a total of 11,323,321 shares representing net assets of $149,771,860 (including $4,962,168 net unrealized appreciation on investments) were issued to the Acquired Fund’s shareholders in the exchange. The exchange was a tax-free event to the Acquired Fund shareholders.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U. S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	747,586,870	0
Level 3—Significant
Unobservable Inputs	0	0
Total	747,586,870	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years for the three-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $5,391,177 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, $3,876,985 of the carryover expires in fiscal 2011 and $1,514,192 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2008 was as follows: tax exempt income $29,648,351. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended November 30, 2008 was approximately $154,600 with a related weighted average annualized interest rate of 2.08% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from June 1, 2008 through November 30, 2008 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $33,418 during the period ended November 30, 2008.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, the fund was charged $235,332 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $136,373 pursuant to the transfer agency agreement.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $11,128 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $36,227 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $374,197, custodian fees $29,373, chief compliance officer fees $2,466 and transfer agency per account fees $45,465, which are offset against an expense reimbursement currently in effect in the amount of $16,498.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2008, amounted to $136,809,629 and $150,065,648, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The average daily amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2008, was approximately $9,950,000, with a related weighted average annualized interest rate of 1.21% .

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At November 30, 2008, accumulated net unrealized depreciation on investments was $28,467,603, consisting of $8,547,413 gross unrealized appreciation and $37,015,016 gross unrealized depreciation.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended August 31, 2008, as well as comparisons of total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was lower than the Expense Group median and higher than the Expense Universe median.

With respect to the fund’s performance, the Board noted that the fund’s total return performance was lower than the Performance Group median for each reported time period up to 10 years and lower than the Performance Universe median for four of the six reported time periods (higher for two periods) up to 10-years.The Board further noted that the fund’s total return was lower than the fund’s Lipper

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

category average return for 6 of the past 10 calendar years (higher in 4 of the 10 periods).The Board also received a presentation from the Manager which described the significant difference in municipal bond total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking for the 1-year period ended September 30, 2008. On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 annual periods was higher than the Performance Group and Performance Universe medians for each reported annual period.The Board noted that the fund’s current primary portfolio manager, who assumed primary portfolio management responsibility for the fund on September 30, 2008, has a long and successful track record in managing Dreyfus municipal bond funds.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance, noting the fund’s strong yield performance and the experience and successful track record of the fund’s current primary portfolio manager.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Dreyfus Intermediate Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DITEX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

0947SA1108

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)